EATON VANCE STRUCTURED EMERGING MARKETS FUND

Supplement to Prospectus dated March 1, 2010

The following replaces "Investment Adviser." under "Management" in "Fund Summaries - Structured Emerging Markets Fund":

Investment Adviser. Eaton Vance Management ("Eaton Vance").

May 5, 2010	4560-5/10 SEMPS